Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 8 - Intangible Assets, Net

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Patent registration costs	2,038	1,927

Accumulated amortization	1,428	1,318

Total intangible assets, net	610	609

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2021, 2020 and 2019 amounted to $110, $98 and $91, respectively.

As of December 31, 2021, the estimated amortization expenses of intangible assets for the years 2022 to 2026 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2022	99
2023	97
2024	89
2025	82
2026	68